Fair Value Measurements - Schedule of Total Outstanding Notional Amount and Fair Value of Company's Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Derivatives, Fair Value [Line Items]
Notional Amount	$ 258.7	$ 25.0
Derivative Assets	2.3
Derivative Liabilities	0.5	1.3
Interest rate swap contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	100.0
Derivatives accounted for as hedges [Member] | Foreign currency forward contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	9.7
Derivative Assets	0.5
Derivative Liabilities
Derivatives not accounted for as hedges [Member] | Foreign currency forward contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	124.0
Derivative Assets	1.8
Derivative Liabilities
Derivatives not accounted for as hedges [Member] | Interest rate swap contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	125.0	25.0
Derivative Assets
Derivative Liabilities	$ 0.5	$ 1.3